Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Inventory [Line Items]
Inventory provisions	$ 1,069	$ 1,090	$ 15